OTHER NON-CURRENT LIABILITIES (Statutory severance and pre-notice obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Changes in net defined benefit liability (asset) [abstract]
Obligation, beginning of fiscal year	$ 31,003	$ 42,127
Service cost	14,972	16,700
Interest cost	7,823	8,767
Actuarial loss	817	(1,717)
Foreign exchange gain	(2,597)	(501)
Benefits paid	(19,618)	(34,373)
Obligation, end of fiscal year	$ 32,400	$ 31,003